Leases - Additional Information (Detail) $ in Millions	12 Months Ended			87 Months Ended
	Dec. 31, 2023 USD ($) aircraft	Dec. 31, 2022 USD ($) aircraft	Dec. 31, 2021 USD ($)	Aug. 31, 2022 aircraft
Disclosure of finance and operating lease by lessee [Line Items]
Average duration of long-term lease agreement	13 years
Lease liabilities including provision of dismantling amounts	$ 310.8	$ 266.4
Cash outflow for leases	$ 92.2	$ 85.6
Weighted average incremental borrowing rate	4.60%	3.60%
Total lease income amounts		$ 1.7	$ 3.0
B-737 Max 9
Disclosure of finance and operating lease by lessee [Line Items]
Number of new aircrafts leased | aircraft	1	3
Lease term	8 years
B-737-700
Disclosure of finance and operating lease by lessee [Line Items]
Number of new aircrafts leased | aircraft				2